Equity (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Common shares issued and outstanding
Estre Ambiental, Inc.
Shareholder	Number of Shares	Ownership Interest
Ordinary Shares
BTG Pactual G7 Holding S.A (*)	20,259,638	44.4%
Avenue Boulevard Co-Investment Vehicle, LLC	10,440,000	22.9%
CYGNUS ASSET HOLDING LTD	2,709,756	5.9%
LYRA ASSET HOLDING LTD	2,505,169	5.5%
Other	9,722,169	21.3%
	45,636,732	100.0%
Class B Shares
Former Boulevard SPAC Holders	5,550,000	100.0%

(*)
Includes shares held by BTG Pactual Principal Investments Fundo de Investimento em Participações Multiestratégia, Banco BTG Pactual S.A., Fundo de Investimento em Participações Turquesa —Multiestratégia Investimento no Exterior, Iron Fundo de Investimento em Participações —Multiestratégia Investimento no Exterior, and Fundo de Investimento Credito Privado LS Investimento no Exterior.

Options price and significant assumptions
The options were priced based on the Black & Scholes model and the significant assumptions included in the model in 2015 were:

Details	Plan 1	Plan 2	Plan 3
Start date (first grant)	10/28/2015	10/28/2015	10/28/2015

Number of options granted(thousands)	2,486	432	649
Exercise value - R$	0.9250	0.9250	0.9250
Expected volatility	24.03%	24.03%	24.03%
Future risk-free rate - p.a.	14.48%	14.48%	14.48%
Estimated maturity term (weighted average in years)	0.6778	1.1287	1.9176
Fair value of option - R$	11.58	11.63	11.72

Changes in stock option plan
Changes in the stock option plan are detailed below:

Options
December 31, 2015	3,567
Granted	-
Expired	-
Exercised	(2,996)
December 31, 2016	571
Granted	-
Expired	(70)
Exercised	(357)
December 31, 2017	144
Granted	-
Expired	-
Exercised	(144)
June 30, 2018	-

Compensation expense be recognized in future service period	Compensation expense to be recognized for future service period is as follows:
Amount
Year
2018	15,876
2019	15,221
2020	8,175
2021	3,448
Total	42,720

Proportion of equity interest held by non-controlling interests
Percentage of equity interest held by non-controlling interests:

Name	Country of incorporation and operation	June 30, 2018	December 31, 2017
CGR Doña Juana	Colombia	49%	49%
SPE Soma Soluções em Meio Ambiente Ltda.	Brazil	18%	18%
Reciclax - Reciclagem de Residuos da Const. Civil Ltda.	Brazil	13%	13%
Guatapará Energia S.A.	Brazil	10%	10%
Estre Energia Renovável Part. S.A.	Brazil	10%	10%
GLA - Gestão Logistica Ambiental S.A.	Brazil	62%	62%
CGR Catanduva	Brazil	50%	50%